Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative assets
Gross fair value recognized	$ 32,692	$ 13,600
Less: offset applied under master netting agreements	(2,233)	(2,036)
Net fair value presented in the consolidated balance sheets	30,459	11,564
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(3,224)	(3,216)
Net exposures	27,235	8,348
Derivative liabilities
Gross fair value recognized	32,059	13,272
Less: offset applied under master netting agreements	(2,233)	(2,036)
Net fair value presented in the consolidated balance sheets	29,826	11,236
Positions not offset in the consolidated balance sheets, Gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, Cash collateral received/paid	(997)	(1,861)
Net exposures	28,829	9,375
Net fair value	$ 633	$ 328